Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Cost:
Cost, Beginning balance		$ 5,754	$ 8,806
Additions		866	771
Disposals		(963)	(3,823)
Cost, Ending balance		5,657	5,754
Accumulated depreciation:
Accumulated depreciation, Beginning balance		3,439	5,325
Additions		1,214	1,358
Disposals		(749)	(3,244)
Accumulated depreciation, Ending balance		3,904	3,439
Net Book Value:
Net Book Value		1,753	2,315
Computers and electronic equipment [Member]
Cost:
Cost, Beginning balance		3,693	6,884
Additions		435	465
Disposals		(619)	(3,656)
Cost, Ending balance		3,509	3,693
Accumulated depreciation:
Accumulated depreciation, Beginning balance		2,232	4,625
Additions		793	738
Disposals		(575)	(3,131)
Accumulated depreciation, Ending balance		2,450	2,232
Net Book Value:
Net Book Value		1,059	1,461
Furniture and equipment [Member]
Cost:
Cost, Beginning balance		451	419
Additions			42
Disposals		(6)	(10)
Cost, Ending balance		445	451
Accumulated depreciation:
Accumulated depreciation, Beginning balance		186	131
Additions		62	59
Disposals		(2)	(4)
Accumulated depreciation, Ending balance		246	186
Net Book Value:
Net Book Value		199	265
Vehicles [member]
Cost:
Cost, Beginning balance		148	148
Additions		115
Disposals		(148)
Cost, Ending balance		115	148
Accumulated depreciation:
Accumulated depreciation, Beginning balance		62	38
Additions		8	24
Disposals		(66)
Accumulated depreciation, Ending balance		4	62
Net Book Value:
Net Book Value		111	86
Leasehold Improvements [Member]
Cost:
Cost, Beginning balance		210	211
Additions
Disposals		(149)	(1)	[1]
Cost, Ending balance		61	210
Accumulated depreciation:
Accumulated depreciation, Beginning balance		95	72
Additions		27	23
Disposals		(65)
Accumulated depreciation, Ending balance		57	95
Net Book Value:
Net Book Value		4	115
Right of use assets [Member]
Cost:
Cost, Beginning balance	[1]	1,252	1,144
Additions	[1]	316	264
Disposals	[1]	(41)	(156)
Cost, Ending balance	[1]	1,527	1,252
Accumulated depreciation:
Accumulated depreciation, Beginning balance	[1]	864	459
Additions	[1]	324	514
Disposals	[1]	(41)	(109)
Accumulated depreciation, Ending balance	[1]	1,147	864
Net Book Value:
Net Book Value	[1]	$ 380	$ 388

[1]	See also Note 15 – Leases